Transactions with Related Parties	6 Months Ended
Jun. 30, 2016
Transactions with related parties [Abstract]
TRANSACTIONS WITH RELATED PARTIES
NOTE 12: TRANSACTIONS WITH RELATED PARTIES
The Navios Holdings Credit Facilities: In March 2016, Navios Acquisition entered into the $50,000 Revolver with Navios Holdings, which was available for multiple drawings up to a limit of $50,000. The Revolver had a margin of LIBOR plus 300bps and a maturity until December 2018. On April 14, 2016, Navios Acquisition and Navios Holdings announced that the Revolver was terminated. No borrowings had been made under the Revolver. Please refer to “Legal Proceedings” in Note 13.
On November 11, 2014, Navios Acquisition entered into a short-term credit facility with Navios Holdings pursuant to which Navios Acquisition could borrow up to $200,000 for general corporate purposes. The facility provided for an arrangement fee of $4,000, and bore fixed interest of 600 bps. All amounts drawn under this facility were fully repaid by the maturity date of December 29, 2014.

In 2010, Navios Acquisition entered into a $40,000 credit facility with Navios Holdings, which matured in December 2015. The facility was available for multiple drawings up to a limit of $40,000 and had a margin of LIBOR plus 300 basis points. As of its maturity date, December 31, 2015, all amounts drawn were fully repaid.
Management fees: Pursuant to the Management Agreement dated May 28, 2010 and as amended in May 2012 and May 2014, the Manager provided commercial and technical management services to Navios Acquisition's vessels for a fixed daily fee of: (a) $6.0 per MR2 product tanker and chemical tanker vessel; (b) $7.0 per LR1 product tanker vessel; and (c) $9.5 per VLCC, through May 2016.
Pursuant to an amendment to the Management Agreement dated as of May 19, 2016, Navios Acquisition fixed the fees for commercial and technical ship management services of the fleet for two additional years from May 29, 2016, following the expiration of the previous fixed fee period, through May 2018, at a daily fee of (a) $6.4 per MR2 product tanker and chemical tanker vessel; (b) $7.2 per LR1 product tanker vessel; and (c) the current daily fee of $9.5 per VLCC.
 Effective March 30, 2012, Navios Acquisition can, upon request to Navios Holdings, partially or fully defer the reimbursement of dry docking and other extraordinary fees and expenses under the Management Agreement to a later date, but not later than January 5, 2016, and if reimbursed on a later date, such amounts will bear interest at a rate of 1% per annum over LIBOR. Commencing as of September 28, 2012, Navios Acquisition can, upon request, reimburse Navios Holdings partially or fully, for any fixed management fees outstanding for a period of not more than nine months under the Management Agreement at a later date, but not later than January 5, 2016, and if reimbursed on a later date, such amounts will bear interest at a rate of 1% per annum over LIBOR.
Dry docking expenses are reimbursed by Navios Acquisition at cost.
Total management fees for each of the three month periods ended June 30, 2016 and 2015 amounted to $24,318 and $24,293, respectively. Total management fees for each of the six month periods ended June 30, 2016 and 2015 amounted to $48,504 and $48,335, respectively.
Included in direct vessel expenses, there is an amount of $730 for the three and six month period ended June 30, 2016, that was incurred for specialized work performed in connection with certain vessels.
General and administrative expenses: On May 28, 2010, Navios Acquisition entered into an Administrative Services Agreement with Navios Holdings, pursuant to which Navios Holdings provides certain administrative management services to Navios Acquisition which include: bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other services. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. In May 2014, Navios Acquisition extended the duration of its existing Administrative Services Agreement with Navios Holdings, until May 2020.
For each of the three month periods ended June 30, 2016 and 2015 the expense arising from administrative services rendered by Navios Holdings amounted to $2,375 and $1,935, respectively. For each of the six month periods ended June 30, 2016 and 2015 the expense arising from administrative services rendered by Navios Holdings amounted to $4,768 and $3,861, respectively.

Balance due from related parties (excluding Navios Europe I and Navios Europe II): Balance due from related parties as of June 30, 2016 and December 31, 2015 was $24,262 and $15,520, respectively, and included the short-term and long-term amounts due from Navios Holdings and Navios Midstream. The balances mainly consisted of administrative expenses and special survey and dry docking expenses for certain vessels of our fleet, as well as management fees, in accordance with the Management Agreement.

Omnibus Agreements
Acquisition Omnibus Agreement: Navios Acquisition entered into an omnibus agreement (the “Acquisition Omnibus Agreement”) with Navios Holdings and Navios Partners in connection with the closing of Navios Acquisition's initial vessel acquisition, pursuant to which, among other things, Navios Holdings and Navios Partners agreed not to acquire, charter-in or own liquid shipment vessels, except for container vessels and vessels that are primarily employed in operations in South America without the consent of an independent committee of Navios Acquisition. In addition, Navios Acquisition, under the Acquisition Omnibus Agreement, agreed to cause its subsidiaries not to acquire, own, operate or charter-in drybulk carriers under specific exceptions. Under the Acquisition Omnibus Agreement, Navios Acquisition and its subsidiaries grant to Navios Holdings and Navios Partners a right of first offer on any proposed sale, transfer or other disposition of any of its drybulk carriers and related charters owned or acquired by Navios Acquisition. Likewise, Navios Holdings and Navios Partners agreed to grant a similar right of first offer to Navios Acquisition for any liquid shipment vessels they might own. These rights of first offer will not apply to a: (a) sale, transfer or other disposition of vessels between any affiliated subsidiaries, or pursuant to the existing terms of any charter or other agreement with a counterparty; or (b) merger with or into, or sale of substantially all of the assets to, an unaffiliated third party.
Midstream Omnibus Agreement: Navios Acquisition entered into an omnibus agreement (the “Midstream Omnibus Agreement”), with Navios Midstream, Navios Holdings and Navios Partners in connection with the Navios Midstream IPO, pursuant to which Navios Acquisition, Navios Midstream, Navios Holdings, Navios Partners and their controlled affiliates generally have agreed not to acquire or own any VLCCs, crude oil tankers, refined petroleum product tankers, LPG tankers or chemical tankers under time charters of five or more years without the consent of the Navios Midstream General Partner. The Midstream Omnibus Agreement contains significant exceptions that will allow Navios Acquisition, Navios Holdings, Navios Partners or any of their controlled affiliates to compete with Navios Midstream under specified circumstances.
Under the Midstream Omnibus Agreement, Navios Midstream and its subsidiaries will grant to Navios Acquisition a right of first offer on any proposed sale, transfer or other disposition of any of its VLCCs or any crude oil tankers, refined petroleum product tankers, LPG tankers or chemical tankers and related charters owned or acquired by Navios Midstream. Likewise, Navios Acquisition will agree (and will cause its subsidiaries to agree) to grant a similar right of first offer to Navios Midstream for any of the VLCCs, crude oil tankers, refined petroleum product tankers, LPG tankers or chemical tankers under charter for five or more years it might own. These rights of first offer will not apply to a: (a) sale, transfer or other disposition of vessels between any affiliated subsidiaries, or pursuant to the terms of any charter or other agreement with a charter party or, (b) merger with or into, or sale of substantially all of the assets to, an unaffiliated third-party.
Backstop Agreement:  On November 18, 2014, Navios Acquisition entered into backstop agreements with Navios Midstream. In accordance with the terms of the backstop agreements, Navios Acquisition has provided a backstop commitment to charter-in the Shinyo Ocean and the Shinyo Kannika for a two-year period as of their scheduled redelivery at the currently contracted rate if the market charter rate is lower than the currently contracted rate. Further, Navios Acquisition has provided a backstop commitment to charter-in the Nave Celeste for a two-year period as of its scheduled redelivery, at the net time charter-out rate per day (net of commissions) of $35 if the market charter rate is lower than the charter-out rate of $35. Navios Acquisition has also provided a backstop commitment to charter-in the option vessels, the Nave Galactic and the Nave Quasar for a four-year period as of their scheduled redelivery, at the net time charter-out rate per day (net of commissions) of $35 if the market charter rate is lower than the charter-out rate of $35. Conversely, if market charter rates are higher during the backstop period, such vessels will be chartered-out to third-party charterers at prevailing market rates and Navios Acquisition's backstop commitment will not be triggered. The backstop commitment does not include any profit sharing.

Navios Midstream General Partner Option Agreement with Navios Holdings: Navios Acquisition entered into an option agreement, dated November 18, 2014, with Navios Holdings under which Navios Acquisition grants Navios Holdings the option to acquire any or all of the outstanding membership interests in Navios Midstream General Partner and all of the incentive distribution rights in Navios Midstream representing the right to receive an increasing percentage of the quarterly distributions when certain conditions are met. The option shall expire on November 18, 2024. Any such exercise shall relate to not less than twenty-five percent of the option interest and the purchase price for the acquisition of all or part of the option interest shall be an amount equal to its fair market value.

Option Vessels: In connection with the IPO of Navios Midstream, Navios Acquisition has granted options to Navios Midstream, exercisable until November 2016, to purchase five more VLCCs (other than the Nave Celeste and the C. Dream) from Navios Acquisition at fair market value.
Balance due from Navios Europe I: Navios Holdings, Navios Acquisition and Navios Partners have made available to Navios Europe I (in each case, in proportion to their ownership interests in Navios Europe I) revolving loans up to $24,100 to fund working capital requirements (collectively, the “Navios Revolving Loans I”). See Note 7 for the Investment in Navios Europe I and the respective ownership interests.
Balance due from Navios Europe I as of June 30, 2016 amounted to $11,246 (December 31, 2015: $10,266) which included the Navios Revolving Loans I of $7,125 (December 31, 2015: $7,125), the non-current amount of $1,799 (December 31, 2015: $1,398) related to the accrued interest income earned under the Navios Term Loans I under the caption “Due from related parties, long-term” and the accrued interest income earned under the Navios Revolving Loans I of $2,322 (December 31, 2015: $1,743) under the caption “Due from related parties, short-term.”
The Navios Revolving Loans I and the Navios Term Loans I earn interest and an annual preferred return, respectively, at 12.7% per annum, on a quarterly compounding basis and are repaid from free cash flow (as defined in the loan agreement) to the fullest extent possible at the end of each quarter. There are no covenant requirements or stated maturity dates. As of June 30, 2016, the amount undrawn under the Navios Revolving Loans I was $9,100, of which Navios Acquisition was committed to fund $4,323.
Balance due from Navios Europe II: Navios Holdings, Navios Acquisition and Navios Partners have made available to Navios Europe II (in each case, in proportion to their ownership interests in Navios Europe II) revolving loans up to $38,500 to fund working capital requirements (collectively, the “Navios Revolving Loans II”). See Note 7 for the Investment in Navios Europe II and respective ownership interests.
Balance due from Navios Europe II as of June 30, 2016 amounted to $14,411 (December 31, 2015: $8,525) which included the Navios Revolving Loans II of $11,602 (December 31, 2015: $7,327), the non-current amount of $1,302 (December 31, 2015: $625) related to the accrued interest income earned under the Navios Term Loans II under the caption “Due from related parties, long-term” and the accrued interest income earned under the Navios Revolving Loans II of $1,507 (December 31, 2015: $573) under the caption “Due from related parties, short-term.”
The Navios Revolving Loans II and the Navios Term Loans II earn interest and an annual preferred return, respectively, at 18% per annum, on a quarterly compounding basis and are repaid from free cash flow (as defined in the loan agreement) to the fullest extent possible at the end of each quarter. There are no covenant requirements or stated maturity dates. As of June 30, 2016, the amount undrawn under the Navios Revolving Loans II was $14,075, of which Navios Acquisition was committed to fund $6,686.